UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  4/30

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 102.0%
Alabama 0.7%
Alabama, Wells Fargo Stage Trust, Series 82C, 144A, 0.08% *, 9/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,745,000	7,745,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.08% *, 12/1/2027, LOC: JP Morgan Chase Bank	10,000,000	10,000,000

		17,745,000
Alaska 1.4%
Alaska, Wells Fargo Stage Trust, Series 73C, 144A, 0.08% *, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	3,200,000	3,200,000
Anchorage, AK, Tax Anticipation Notes, 1.5%, 12/29/2011	30,000,000	30,147,350

		33,347,350
Arizona 0.4%
Arizona, State Health Facilities Authority, Health Facility, Catholic Healthcare West, Series B, 0.05% *, 7/1/2035, LOC: JPMorgan Chase Bank	4,200,000	4,200,000
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.25% *, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000

		9,100,000
Arkansas 0.3%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.1% *, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 6.8%
California, Barclays Capital Municipal Trust Receipts, Series FR-26U, 144A, 0.19%, 11/22/2011, LIQ: Barclays Bank PLC	40,910,000	40,910,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.11% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	15,500,000	15,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.25% *, 6/1/2041, LIQ: Morgan Stanley Bank	35,900,000	35,900,000
California, Nuveen Insured Dividend Advantage Municipal Fund, Series 1-1044, 144A, AMT, 0.25% *, 6/1/2041, LIQ: Morgan Stanley Bank	12,000,000	12,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.22% *, 5/15/2018, LOC: JP Morgan Chase Bank	15,110,000	15,110,000
Series 2681, 144A, AMT, 0.32% *, 5/15/2018, LOC: JP Morgan Chase Bank	12,690,000	12,690,000
Hayward, CA, State Multi-Family Housing Revenue, Shorewood, Series A, 0.09% *, 7/15/2014, LIQ: Fannie Mae	17,000,000	17,000,000
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,248,103

		165,358,103
Colorado 1.6%
Colorado, Cornerstar Metropolitan District, Special Revenue, 0.53% *, 12/1/2037, LOC: Compass Bank	15,500,000	15,500,000
Colorado, Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.08% *, 6/1/2038, LOC: Bank of America NA	17,000,000	17,000,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.7% *, 12/1/2020, LOC: Compass Bank	5,835,000	5,835,000

		38,335,000
Delaware 0.8%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.17% *, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	12,708,062	12,708,062
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.14% *, 5/1/2036, LOC: PNC Bank NA	5,990,000	5,990,000

		18,698,062
Florida 6.3%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.12% *, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,670,000	6,670,000
Series 1029, 0.17% *, 7/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,175,000	10,175,000
Series 1012, 144A, 0.17% *, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,825,000	9,825,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.09% *, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, Local Government Finance Authority., 0.19%, 8/4/2011	4,000,000	4,000,000
Florida, State Board of Public Education, Series 3834Z, 144A, 0.12% *, 12/1/2015, LIQ: JPMorgan Chase Bank	9,000,000	9,000,000
Highlands County, FL, Health Facilities Authority Revenue, Series II R-11564, 144A, 0.11% *, 11/15/2014, LIQ: Citibank NA	9,365,000	9,365,000
Hillsborough County, FL, 0.18%, 8/25/2011	6,000,000	6,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.11% *, 8/15/2041, LOC: SunTrust Bank	5,445,000	5,445,000
Jacksonville, FL, 0.23%, 9/8/2011	28,260,000	28,260,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.08% *, 10/1/2027, LOC: Northern Trust Co.	21,000,000	21,000,000
Liberty County, FL, Industrial Development Revenue, Georgia-Pacific Corp. Project, AMT, 0.21% *, 10/1/2028, LOC: BNP Paribas	12,500,000	12,500,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.15% *, 10/1/2037, LOC: Bank of America NA	9,005,000	9,005,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.22% *, 12/1/2023, LOC: Bank of America NA	4,700,000	4,700,000

		154,945,000
Georgia 6.2%
Fulton County, GA, Tax Anticipation Notes, 1.5%, 12/30/2011	68,000,000	68,370,518
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 0.08% *, 8/1/2040, SPA: Royal Bank of Canada	75,150,000	75,150,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.08% *, 10/1/2031, LOC: Branch Banking & Trust	8,580,000	8,580,000

		152,100,518
Hawaii 0.7%
Hawaii, Pacific Health Special Purpose Revenue, Series 6C, 144A, 0.08% *, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.08% *, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,245,000	9,245,000

		18,065,000
Idaho 3.3%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	81,262,473
Illinois 11.1%
Channahon, IL, Morris Hospital Revenue, Series A, 0.07% *, 12/1/2034, LOC: US Bank NA	6,780,000	6,780,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.09% *, 3/1/2026, LOC: Northern Trust Co.	5,900,000	5,900,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.11% *, 2/1/2035, LOC: Harris Trust & Savings Bank	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.17% *, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	16,574,484	16,574,484
Illinois, Education Facility Authority Revenue, 0.2%, 9/8/2011	74,465,000	74,465,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%, Mandatory Put 5/3/2012 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.08% *, 4/1/2033, LOC: Northern Trust Co.	4,600,000	4,600,000
Illinois, Finance Authority Revenue:
0.09%, 8/15/2011	20,000,000	20,000,000
"A", 144A, 0.1% *, 12/1/2042, LIQ: Citibank NA	5,445,000	5,445,000
0.11%, 8/15/2011	11,300,000	11,300,000
Illinois, Finance Authority Revenue, Clare Oaks, Series C, 0.29% *, 11/1/2040, LOC: Sovereign Bank FSB	27,680,000	27,680,000
Illinois, Finance Authority Revenue, Northwestern University:
Series A, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	14,000,000	14,000,000
Series C, 0.43%, Mandatory Put 3/1/2012 @ 100, 12/1/2046	10,000,000	10,000,000
Illinois, State Wells Fargo Stage Trust, Series 47C, 144A, 0.08% *, 12/1/2024, INS: AGMC, LIQ: Wells Fargo Bank NA	33,185,000	33,185,000
Illinois, University of Illinois Revenue, "A", 144A, 0.11% *, 4/1/2035, INS: NATL, LIQ: Citibank NA	14,300,000	14,300,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.18% *, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000

		271,729,484
Indiana 0.4%
Terre Haute, IN, Westminster Village Revenue, Series A, 0.29% *, 8/1/2036, LOC: Sovereign Bank FSB	9,245,000	9,245,000
Kansas 2.2%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.16% *, 12/1/2036, LOC: US Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,941,304
Wichita, KS, General Obligation, Series 240, 0.45%, 9/15/2011	33,800,000	33,802,118

		53,393,422
Louisiana 0.2%
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, Series C, 0.13% *, 10/1/2028, LOC: Bank of America NA	4,400,000	4,400,000
Maine 0.4%
Maine, State Housing Authority Mortgage Purchase, Series B, AMT, 0.17% *, 11/15/2041, SPA: KBC Bank NV	10,000,000	10,000,000
Maryland 0.4%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 0.11% *, 7/1/2020, INS: NATL, LOC: Societe Generale	10,000,000	10,000,000
Massachusetts 0.6%
Massachusetts, State Central Artery Project, Series A, 0.31% *, 12/1/2030, SPA: Landesbank Baden-Wurttemberg	8,000,000	8,000,000
Massachusetts, Macon Trust, Series 2007-310, 144A, 0.16% *, 6/15/2012, LIQ: Bank of America NA, LOC: Bank of America NA	7,620,000	7,620,000

		15,620,000
Michigan 7.7%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.25% *, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.25% *, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, Finance Authority Revenue, State Aid Notes, Series D-3, 144A, 2.0%, 8/22/2011, LOC: Scotiabank	43,000,000	43,040,124
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.11% *, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	41,745,000	41,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.17% *, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.17% **, 11/15/2049	10,000,000	10,000,000
Series F-8, 0.17% **, 11/15/2049	5,600,000	5,600,000
Series F-2, 0.45%, Mandatory Put 3/1/2012 @ 100, 11/15/2047	35,000,000	35,000,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone Facility, 0.09% *, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Michigan, Wells Fargo Stage Trust, Series 71C, 144A, 0.08% *, 7/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,995,000	5,995,000

		188,080,124
Minnesota 0.5%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.26% *, 11/1/2017, LOC: US Bank NA	1,485,000	1,485,000
Minneapolis, MN, General Obligation, 2.0%, 12/1/2011	3,000,000	3,017,893
Minnesota, State Office of Higher Education Revenue, Supplementary Student Loan, Series B, AMT, 0.07% *, 12/1/2043, LOC: US Bank NA	7,500,000	7,500,000

		12,002,893
Mississippi 1.0%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.23% *, 12/1/2047, LOC: Wachovia Bank NA	9,335,000	9,335,000
Series B, AMT, 0.41% *, 12/1/2047, LOC: HSBC Bank USA NA	5,690,718	5,690,718
Series A, AMT, 0.41% *, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000

		24,525,718
Nebraska 0.4%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.13% *, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 0.5%
Nevada, Housing Division, Single Family Mortgage Revenue:
Series A, AMT, 0.11% *, 10/1/2039, SPA: JP Morgan Chase Bank	4,700,000	4,700,000
Series B, AMT, 0.11% *, 4/1/2042, SPA: JP Morgan Chase Bank	8,000,000	8,000,000

		12,700,000
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.08% *, 12/1/2034, LOC: Citizens Bank of NH	4,600,000	4,600,000
New Jersey 0.6%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.25% *, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New Mexico 1.5%
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.11% *, 4/1/2034, LOC: Royal Bank of Canada	21,300,000	21,300,000
Santa Fe, NM, Gross Receipts Tax Revenue, Wastewater Systems, Series B, 0.09% *, 6/1/2022, LOC: BNP Paribas	15,900,000	15,900,000

		37,200,000
New York 10.4%
Long Island, NY, Power Authority, 0.23%, 12/6/2011	30,000,000	30,000,000
New York City, NY, Transitional Finance Authority Revenue, Series 3866, 144A, 0.21% *, 8/31/2011, LIQ: JPMorgan Chase & Co.	36,000,000	36,000,000
New York, General Obligation:
Series H-2, 0.35% *, 8/1/2014, INS: NATL, SPA: Wachovia Bank NA	13,100,000	13,100,000
Series I-3, 0.35% *, 4/1/2036, LOC: Bank of America NA	24,500,000	24,500,000
New York, Liberty Development Corp., World Trade Center, Series A-2, 144A, 0.35%, Mandatory Put 2/1/2012 @ 100, 12/1/2049	11,000,000	11,000,000
New York, Metropolitan Transportation Authority Revenue:
0.13%, 12/8/2011	5,000,000	5,000,000
0.17%, 11/3/2011	20,000,000	20,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.15% *, 11/15/2036, LIQ: Fannie Mae	52,490,000	52,490,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 2.0%, 3/15/2012	28,000,000	28,308,039
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.08% *, 9/1/2040, LIQ: Wells Fargo Bank NA	11,540,000	11,540,000
Oyster Bay, NY, Bond Anticipation Notes, 2.0%, 3/9/2012	21,800,000	22,004,327

		253,942,366
North Carolina 4.7%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.16% *, 11/1/2023, LOC: Bank of America NA	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.17% *, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,725,000	10,725,000
Series 1032, 0.17% *, 1/7/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	11,625,000	11,625,000
Series 1008, 144A, 0.17% *, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,865,000	5,865,000
Series 1011, 144A, 0.17% *, 4/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,520,000	7,520,000
Series 1024, 144A, 0.17% *, 5/31/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	4,725,000	4,725,000
Series 1009, 144A, 0.17% *, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	16,775,000	16,775,000
Series 1025, 144A, 0.17% *, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,300,000	10,300,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.08% *, 12/1/2028, LOC: Branch Banking & Trust	5,555,000	5,555,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.08% *, 10/1/2034, LOC: Branch Banking & Trust	5,845,000	5,845,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.08% *, 8/1/2030, LOC: Branch Banking & Trust	6,965,000	6,965,000
North Carolina, Piedmont Triad Airport Authority Revenue, Series B, AMT, 0.11% *, 7/1/2029, LOC: Branch Banking & Trust	3,590,000	3,590,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., 0.09% *, 11/1/2035, LOC: Credit Industrial et Commercial	16,625,000	16,625,000

		114,515,000
Ohio 0.9%
Copley, OH, Akron Bath Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.08% *, 12/1/2032, LOC: KBC Bank NV	3,350,000	3,350,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificates of Participation, Series 2009-28, 144A, AMT, 0.2% *, 3/1/2035, LIQ: State Street Bank & Trust Co.	3,460,000	3,460,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.23% *, 6/1/2048, LOC: Wachovia Bank NA	9,770,000	9,770,000
Series D, 144A, AMT, 0.23% *, 6/1/2048, LOC: Wachovia Bank NA	4,335,000	4,335,000

		20,915,000
Oregon 0.3%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 0.1% *, 5/1/2034, LOC: Bank of America NA	8,515,000	8,515,000
Other 5.4%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.23% *, 3/1/2041, LIQ: JPMorgan Chase Bank	35,600,000	35,600,000
BlackRock MuniHoldings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.25% *, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.25% *, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.25% *, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000

		130,900,000
Pennsylvania 3.3%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.09% *, 6/1/2032, LOC: PNC Bank NA	6,815,000	6,815,000
Allegheny County, PA, Industrial Development Authority Revenue, UPMC Children's Hospital, Series A, 0.09% *, 10/1/2032, LOC: Bank of America NA	21,050,000	21,050,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.25% *, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 0.13% *, 1/1/2032, INS: Radian, LOC: PNC Bank NA	10,995,000	10,995,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Drexel University, Series B, 0.06% *, 5/1/2032, LOC: JPMorgan Chase Bank	10,535,000	10,535,000
Pennsylvania, State Turnpike Commission Revenue, RBC Municipal Products, Inc. Trust, Series E-22, 144A, 0.08% *, 12/1/2038, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	15,000,000	15,000,000
Philadelphia, PA, Authority For Industrial Development Lease Revenue, Series B-3, 0.06% *, 10/1/2030, LOC: PNC Bank NA	10,655,000	10,655,000

		80,550,000
South Carolina 0.5%
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.17% *, 1/1/2020, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,755,000	5,755,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 0.08% *, 9/1/2028, LOC: Branch Banking & Trust	6,105,000	6,105,000

		11,860,000
Tennessee 2.3%
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series E-5-A, 0.08% *, 6/1/2030, LOC: Branch Banking & Trust	45,400,000	45,400,000
Series E-5-B, 0.08% *, 6/1/2042, LOC: Branch Banking & Trust	11,600,000	11,600,000

		57,000,000
Texas 13.1%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.23% *, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
Austin, TX, Water & Wastewater System Revenue, 0.06% *, 5/15/2031, LOC: Bank of Tokyo-Mitsubishi UFJ, Sumitomo Mitsui Banking	20,300,000	20,300,000
Dallas, TX, Dallas Housing Finance Corp., Multi-Family Housing Revenue, Series R-13011CE, 144A, AMT, 0.68% *, 9/1/2019, GTY: Citigroup Financial Products	11,750,000	11,750,000
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.23% *, 12/1/2047, LOC: Wachovia Bank NA	7,920,000	7,920,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Hospital Systems, Series D-3, 0.13% *, 6/1/2029, LOC: Bank of America NA	14,900,000	14,900,000
Katy, TX, Independent School Building District, 0.09% *, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
North Texas, Tollway Authority Revenue, Series A, 0.05% *, 1/1/2051, LOC: Morgan Stanley Bank	12,500,000	12,500,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.23% *, 12/1/2047, LOC: Wachovia Bank NA	12,170,000	12,170,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.18% *, 9/1/2032, LIQ: Bank of America NA	4,885,000	4,885,000
Texas, North East Independent School District, "A", 144A, 0.11% *, 8/1/2037, LIQ: Citibank NA	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 0.1% *, 12/1/2034, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	52,995,000	52,995,000
Texas, State General Obligation, "A", 144A, 0.11% *, 4/1/2029, LIQ: Citibank NA	8,685,000	8,685,000
Texas, State Tax & Revenue Anticipation Notes:
Series 3812, 144A, 0.21% *, 8/31/2011, LIQ: JPMorgan Chase & Co.	52,800,000	52,800,000
Series 3813, 144A, 0.21% *, 8/31/2011, LIQ: JPMorgan Chase Bank	25,000,000	25,000,000
2.0%, 8/31/2011	25,000,000	25,033,364
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.12% *, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000

		320,173,364
Virginia 1.6%
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.13% *, 7/15/2050, LIQ: Freddie Mac	19,060,000	19,060,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.18% *, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,905,000	8,905,000
Virginia, University Revenues, 0.13%, 11/3/2011	11,000,000	11,000,000

		38,965,000
Washington 0.7%
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.08% *, 5/1/2028, LOC: US Bank NA	8,545,000	8,545,000
Washington, Wells Fargo State Trust, Series 80C, 144A, 0.08% *, 1/1/2035, LIQ: Wells Fargo Bank NA	9,770,000	9,770,000

		18,315,000
West Virginia 0.8%
Cabell County, WV, University Facilities Revenue, Provident Group Marshall Properties, Series A, 0.11% *, 7/1/2039, LOC: Bank of America NA	19,995,000	19,995,000
Wisconsin 1.2%
Milwaukee, WI, General Obligation, Promissory Notes, Series R2, 2.0%, 12/1/2011	25,000,000	25,151,237
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.25% *, 5/1/2038, LOC: Wells Fargo Bank NA	5,300,000	5,300,000

		30,451,237
Wyoming 0.6%
Sweet County, WY, Water Poll, 0.09%, 8/12/2011	14,775,000	14,775,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,496,195,114) †	102.0	2,496,195,114
Other Assets and Liabilities, Net	(2.0)	(49,919,798)

Net Assets	100.0	2,446,275,316

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of July 31, 2011.

**
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

† The cost for federal income tax purposes was $2,496,195,114.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
FSB: Federal Savings Bank
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(a)	$—	$2,496,195,114	$—	$2,496,195,114
Total	$—	$2,496,195,114	$—	$2,496,195,114

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011